Income Taxes - Major Components of Income Tax Expense (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Components Of Income Tax Expense Benefit [Line Items]
Deferred income taxes / provision for (recovery of) PILs	CAD (2,817)	CAD 10
Total income taxes / provision for PILs	114	89
PILs [Member]
Components Of Income Tax Expense Benefit [Line Items]
Current income taxes / provision for PILs	2,931	79
Deferred income taxes / provision for (recovery of) PILs	(2,817)	10
Total income taxes / provision for PILs	CAD 114	CAD 89
Effective income tax rate	13.97%	10.63%